Accrued Expenses and Other Long-term Liabilities - Summary of Self-insurance Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Payables and Accruals [Abstract]
Balance at beginning of the year	$ 160,904	$ 153,568	$ 159,469
Charged to costs and expenses	77,242	65,025	56,526
Payments	(65,903)	(57,689)	(62,427)
Balance at end of the year	$ 172,243	$ 160,904	$ 153,568
Discount rate	0.82%	0.60%	0.56%